Consolidated Statements of Cash Flows - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Cash flows from operating activities:
Net income before attribution of noncontrolling interests		¥ 178,090	¥ 793,238	¥ 1,596,636
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization (Notes 5 and 6)		327,716	337,022	331,012
Impairment of goodwill (Note 6)		6,638	333,719	3,432
Impairment of intangible assets (Note 6)		5,803	117,726	677
Provision for credit losses (Note 4)		253,688	231,862	86,998
Employee benefit cost for severance indemnities and pension plans (Note 13)		20,274	17,441	19,881
Investment securities gains-net	[1]	(281,158)	(232,259)	(154,687)
Amortization of premiums on investment securities		95,091	133,534	121,459
Changes in financial instruments measured at fair value under fair value option, excluding trading account securities-net (Note 32)		103,845	(13,867)	(3,403)
Foreign exchange losses (gains)-net		(136,976)	(358,858)	966,676
Equity in earnings of equity method investees-net (Note 2)		(197,821)	(176,857)	(172,946)
Provision (benefit) for deferred income tax expense		(212,368)	(60,945)	252,512
Decrease (increase) in trading account assets, excluding foreign exchange contracts		42,609	(1,718,145)	(1,383,251)
Increase in trading account liabilities, excluding foreign exchange contracts		521,093	4,351,881	985,687
Increase (decrease) in unearned income, unamortized premiums and deferred loan fees		(20,476)	18,999	(1,243)
Decrease (increase) in accrued interest receivable and other receivables		49,783	(43,962)	(3,901)
Increase (decrease) in accrued interest payable and other payables		66,419	104,487	(49,882)
Net increase (decrease) in accrued income taxes and decrease (increase) in income tax receivables		(81,083)	9,856	(85,406)
Increase (decrease) in allowance for repayment of excess interest		(7,790)	10,933	(17,760)
Net decrease (increase) in collateral for derivative transactions		(276,476)	539,852	(213,599)
Other-net		228,293	(214,617)	105,698
Net cash provided by operating activities		685,194	4,181,040	2,384,590
Cash flows from investing activities:
Proceeds from sales of Available-for-sale securities (including proceeds from securities under fair value option) (Note 3)		39,097,727	59,737,908	108,558,436
Proceeds from maturities of Available-for-sale securities (including proceeds from securities under fair value option) (Note 3)		26,685,532	29,412,596	35,252,780
Purchases of Available-for-sale securities (including purchases of securities under fair value option) (Note 3)		(56,306,531)	(88,088,620)	(136,034,106)
Proceeds from maturities of Held-to-maturity securities		810,838	949,592	743,850
Purchases of Held-to-maturity securities		(632,116)	(817,350)	(1,808,379)
Proceeds from sales and redemption of Other investment securities		18,539	108,615	185,342
Purchases of Other investment securities		(10,242)	(88,001)	(9,851)
Acquisition of Alternative Fund Services, a business of MUTB, net of cash acquired (Note 2)			(6,855)
Acquisition of MUFG Capital Analytics LLC (formerly Capital Analytics II LLC), a subsidiary of MUTB, net of cash acquired (Note 2)		(4,154)
Purchase of common stock and preferred stock investment in Security Bank Corporation, an equity method investee of BTMU (Note 2)		(91,993)
Acquisition of MUFG Investor Services (US) (formerly Rydex Fund Services, LLC), a subsidiary of MUTB, net of cash acquired (Note 2)		(17,175)
Purchase of common stock in Hitachi Capital Corporation, an equity method investee of MUFG (Note 2)		(91,877)
Acquisition of Hattha Kaksekar Limited, a subsidiary of Krungsri, net of cash acquired (Note 2)		(8,895)
Net decrease (increase) in loans		2,514,824	(8,118,108)	(2,460,836)
Net decrease (increase) in interest-earning deposits in other banks		2,430,244	(4,005,422)	(15,763,663)
Net decrease (increase) in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions		(6,971,016)	(1,928,024)	643,792
Proceeds from sales of premises and equipment		32,512	37,828	10,138
Capital expenditures for premises and equipment		(116,786)	(140,651)	(162,785)
Purchases of intangible assets		(237,253)	(221,264)	(210,851)
Proceeds from sales and dispositions of investments in equity method investees		66,729	35,666	46,872
Proceeds from sales of consolidated VIEs and subsidiaries-net		264,228	209,220	102,593
Other-net		(184,800)	(72,106)	(69,011)
Net cash provided by (used in) investing activities		7,248,335	(12,994,976)	(10,975,679)
Cash flows from financing activities:
Net increase in deposits		10,902,923	12,400,034	3,951,886
Net decrease in call money, funds purchased, and payables under repurchase agreements and securities lending transactions		(2,979,979)	(3,072,615)	(366,760)
Net increase (decrease) in due to trust account		(3,002,999)	4,727,162	860,782
Net decrease in other short-term borrowings		(1,221,838)	(1,955,867)	(231,787)
Proceeds from issuance of long-term debt		12,617,836	6,335,881	7,805,572
Repayments of long-term debt		(6,804,292)	(3,786,480)	(3,072,630)
Proceeds from sales of treasury stock		256	15	2
Payments for acquisition of treasury stock (Note 18)		(217,803)	(200,053)	(100,076)
Payments for acquisition of preferred stock (Note 17)				(390,000)
Payments for acquisition of shares of certain subsidiaries from noncontrolling interest shareholders		(1,612)	(4,398)	(29,464)
Dividends paid		(246,345)	(251,448)	(263,920)
Dividends paid by subsidiaries to noncontrolling interests		(6,842)	(30,255)	(30,715)
Other-net		105,995	6,703	50,358
Net cash provided by financing activities		9,145,300	14,168,679	8,183,248
Effect of exchange rate changes on cash and cash equivalents		(52,410)	(51,657)	71,849
Net increase (decrease) in cash and cash equivalents		17,026,419	5,303,086	(335,992)
Cash and cash equivalents at beginning of fiscal year		8,656,322	3,353,236	3,689,228
Cash and cash equivalents at end of fiscal year		25,682,741	8,656,322	3,353,236
Cash paid during the fiscal year for:
Interest		779,239	755,739	729,403
Income taxes, net of refunds		373,887	406,287	498,914
Non-cash investing and financing activities:
Assets acquired under capital lease arrangements		7,065	4,831	¥ 3,087
Acquisition of Alternative Fund Services, a business of MUTB (Note 2):
Fair value of assets acquired, excluding cash and cash equivalents			349,266
Fair value of liabilities assumed			¥ 342,411
Adoption of new guidance on consolidation of certain variable interest entities (Note 1 and 26):
Increase in total assets, excluding cash and cash equivalents		628,236
Increase in total liabilities		32,254
Increase in noncontrolling interests		595,982
Acquisition of MUFG Capital Analytics LLC, a subsidiary of MUTB (Note 2):
Fair value of assets acquired, excluding cash and cash equivalents		5,038
Fair value of liabilities assumed		884
Acquisition of MUFG Investor Services (US), LLC, a subsidiary of MUTB (Note 2):
Fair value of assets acquired, excluding cash and cash equivalents		17,847
Fair value of liabilities assumed		672
Acquisition of Hattha Kaksekar Limited, a subsidiary of Krungsri (Note 2):
Fair value of assets acquired, excluding cash and cash equivalents		62,525
Fair value of liabilities assumed		¥ 53,630

[1]	The following credit losses are included in Investment securities gains-net: Decline in fair value by ¥3,429 million, ¥937 million and ¥706 million; Other comprehensive income-net by ¥84 million, ¥26 million and ¥35 million; Total credit losses by ¥3,513 million, ¥963 million and ¥741 million, for the twelve months ended March 31, 2015, 2016 and 2017, respectively.